INVENTORY	12 Months Ended
Dec. 31, 2021
Inventory [Abstract]
INVENTORY [Text Block]

6. INVENTORY

	December 31, 2021	December 31, 2020
Finished goods	$172,865	$124,290
Raw materials and supplies	5,361,693	5,338,242
	$5,534,558	$5,462,532

Included in cost of goods sold is $3,091,973 (2020 - $4,937,761; 2019 - $9,443,243) of direct material costs recognized as expense. Inventory write-off during the year was $117,403 (2020 - $114,066; 2019 - $62,402).